Company information (Details) € / shares in Units, $ in Millions					1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 18, 2022 EUR (€) installment	Aug. 18, 2022 EUR (€)	Mar. 31, 2022 EUR (€) shares	Mar. 11, 2022 EUR (€) € / shares shares	Jul. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) shares	Mar. 10, 2022 EUR (€)	Dec. 31, 2019 EUR (€)	Mar. 31, 2019	Oct. 31, 2018
Disclosure Of Information Related To The Company [Line Items]
Capital increase				€ 1,500			€ 0	€ 0	€ 102,942,000
Par value per share (euro per share) | € / shares							€ 0.03	€ 0.03
Equity							€ (27,045,000)	€ 26,790,000	70,468,000		€ (1,908,000)
Share capital Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase				€ 1,500			€ 2,000	€ 12,000	€ 361,000
Capital increase, net (in shares) | shares							50,000	393,750	12,017,083
Par value per share (euro per share) | € / shares				€ 0.03
Equity				€ 1,046,276			€ 1,046,276	€ 1,044,776.16	€ 1,033,000	€ 1,044,776	€ 672,000
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure Of Information Related To The Company [Line Items]
Milestone payment upon receipt of clinical study reports		€ 1,000,000				$ 1	€ 1,000,000
Royalties agreement, period						10 years
EIB fixed rate loan
Disclosure Of Information Related To The Company [Line Items]
Accrued interest	€ 5,400,000
Borrowings, interest rate							21.30%					500.00%	600.00%
Remaining notional amount	€ 25,300,000						€ 25,300,000
Royalties agreement, period	6 years				6 years
Net sales threshold	€ 5,000,000
Milestone payment	€ 20,000,000
Number of installments | installment	2
First installment period	1 year
Second installment period	2 years
Prorated payment, maximum percentage of milestone payment	10.00%
EIB fixed rate loan | Tranche one
Disclosure Of Information Related To The Company [Line Items]
Borrowings, interest rate	6.00%
EIB fixed rate loan | Tranche two
Disclosure Of Information Related To The Company [Line Items]
Borrowings, interest rate	5.00%
EIB fixed rate loan, tranche two
Disclosure Of Information Related To The Company [Line Items]
Remaining notional amount	€ 9,300,000
AGA 2020 | Share capital Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Capital increase			€ 2,000
Capital increase, net (in shares) | shares			50,000	50,000			50,000